Financial Instruments - Summary of Financial Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share Capital [Line Items]
Current lease liabilities		$ 58	$ 56
Non-current lease liabilities		198	209
Other financial liabilities	[1]	$ 113	507	[2]
Share Repurchase Program [Member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities			$ 400

[1]	Includes lease liabilities of $58 million (2023 - $56 million).
[2]	Includes a commitment to repurchase up to $400 million of shares related to the Company’s pre-defined plan with its broker to repurchase the Company’s shares during its internal trading blackout period. See note 25.